Consolidated Schedule of Investments (unaudited) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 1.4%

Aerospace & Defense — 0.1%
Bombardier, Inc., Class B(a)		740,267	$1,109,035

Chemicals — 0.5%
Element Solutions, Inc.(a)		572,739	6,695,319

Consumer Finance — 0.0%
Ally Financial, Inc.		1	32

Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.(a)(b)		2,223,465,984	1,511,957

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA(a)		213,385	131,292

Energy Equipment & Services — 0.0%
Osum Oil Sands Corp.(a)(b)(c)		400,000	698,637

Equity Real Estate Investment Trusts (REITs) — 0.2%
Gaming and Leisure Properties, Inc.		57,580	2,429,876

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(a)		527,174	1,307,392
Emmis Communications Corp., Class A(a)		7,210	32,661

			1,340,053

Metals & Mining — 0.3%
Constellium SE, Class A(a)		285,624	4,038,723

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.(a)		77,716	2,194,700

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(a)		1,025	7,677

Total Common Stocks — 1.4% (Cost — $46,650,938)			20,157,301

		Par (000)

Asset-Backed Securities — 1.3%
AIMCO CLO, Series 2017-AA, Class C, (3 mo. LIBOR US + 2.45%), 4.42%, 07/20/29(d)(e)	USD	250	245,957
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 4.12%, 10/21/28(d)(e)		250	245,299
Allegro CLO VIII Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 2.15%), 4.15%, 07/15/31(d)(e)		250	240,406
ALM VII R Ltd.(d)(e):
Series 2013-7R2A, Class BR2, (3 mo. LIBOR US + 2.20%), 4.19%, 10/15/27		250	245,405

Security		Par (000)	Value

Asset-Backed Securities (continued)
ALM VII R Ltd.(d)(e):
Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 4.70%, 10/15/28	USD	500	$493,442
ALM VIII Ltd., Series 2013-8A, Class CR, (3 mo. LIBOR US + 3.95%), 5.95%, 10/15/28(d)(e)		1,400	1,390,411
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A(d)(e):
Class BR2, (3 mo. LIBOR US + 1.90%), 3.90%, 07/15/27		500	491,668
Class CR2, (3 mo. LIBOR US + 2.70%), 4.70%, 07/15/27		743	718,541
AMMC CLO Ltd., Series 2018-22A, Class D, (3 mo. LIBOR US + 2.70%), 4.64%, 04/25/31(d)(e)		250	232,143
Anchorage Capital CLO Ltd., Series 2X, Class E, (3 mo. Euribor + 5.66%), 5.66%, 05/15/31(e)	EUR	203	219,154
Apidos CLO XX, Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.95%), 3.95%, 07/16/31(d)(e)	USD	250	240,388
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.95%), 7.95%, 01/15/27(d)(e)		750	707,739
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3 mo. LIBOR US + 1.80%), 3.71%, 05/15/30(d)(e)		500	472,911
Atlas Senior Loan Fund X Ltd., Series 2018-10A, Class B, (3 mo. LIBOR US + 1.50%), 3.50%, 01/15/31(d)(e)		400	390,440
Atrium XIV LLC, Series 14A, Class C, (3 mo. LIBOR US + 1.95%), 3.95%, 08/23/30(d)(e)		266	255,534
Cairn CLO IV BV, Series 2014-4X, Class ERR, (3 mo. Euribor + 5.88%), 5.88%, 04/30/31(e)	EUR	1,000	1,096,134
Cairn CLO VII BV, Series 2016-7X, Class E, (3 mo. Euribor + 6.35%), 6.35%, 01/31/30(e)		900	991,570
Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.85%), 3.82%, 04/20/27(d)(e)	USD	250	244,177
Carlyle US CLO Ltd., Series 2016-4A, Class BR, (3 mo. LIBOR US + 2.10%), 4.07%, 10/20/27(d)(e)		250	239,629
CBAM Ltd., Series 2017-2A, Class C1, (3 mo. LIBOR US + 2.40%), 4.40%, 10/17/29(d)(e)		500	490,975
CIFC Funding I Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.50%), 5.47%, 04/23/29(d)(e)		500	489,880

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd., Series 2014-4RA, Class B, (3 mo. LIBOR US + 2.20%), 4.20%, 10/17/30(d)(e)	USD	250	$244,601
Dryden Senior Loan Fund, Series 2017-50A, Class C, (3 mo. LIBOR US + 2.25%), 4.25%, 07/15/30(d)(e)		500	490,335
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (3 mo. LIBOR US + 1.95%), 3.95%, 07/15/31(d)(e)		250	238,070
Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, (3 mo. LIBOR US + 1.70%), 3.60%, 11/22/31(d)(e)		250	247,661
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class C, (3 mo. LIBOR US + 1.90%), 3.87%, 04/20/30(d)(e)		550	528,120
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 5.39%, 01/27/26(d)(e)		500	498,475
Madison Park Funding XXV Ltd., Series 2017-25A, Class B, 4.29%, 04/25/29(d)(f)		550	544,496
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 3.63%, 01/23/31(d)(e)		250	247,864
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class CR, (3 mo. LIBOR US + 2.15%), 4.15%, 10/17/27(d)(e)		500	487,392
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class C, (3 mo. LIBOR US + 2.20%), 4.17%, 12/12/30(d)(e)		508	488,447
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 3.85%, 07/15/27(d)(e)		250	243,815
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (3 mo. LIBOR US + 2.95%), 4.92%, 01/20/32(d)(e)		266	247,434
OZLM VI Ltd., Series 2014-6A, Class B1S, (3 mo. LIBOR US + 2.10%), 4.10%, 04/17/31(d)(e)		500	477,722
OZLM XIX Ltd., Series 2017-19A, Class C, (3 mo. LIBOR US + 3.10%), 5.09%, 11/22/30(d)(e)		500	478,002
Palmer Square CLO Ltd., Series 2015-1A, Class BR2, (3 mo. LIBOR US + 2.25%), 4.14%, 05/21/29(d)(e)		500	494,153
Regatta VII Funding Ltd., Series 2016-1A(d)(e):
Class CR, (3 mo. LIBOR US + 2.00%), 4.16%, 12/20/28		250	243,386
Class DR, (3 mo. LIBOR US + 2.75%), 4.91%, 12/20/28		500	469,001

Security		Par (000)	Value

Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.(d)(e):
Series 2018-2A, Class C, (3 mo. LIBOR US + 2.20%), 4.17%, 10/20/31	USD	250	$244,144
Series 2019-1A, Class C, (3 mo. LIBOR US + 2.75%), 4.72%, 04/20/32		334	328,110
Series 2019-1A, Class D, (3 mo. LIBOR US + 3.85%), 5.82%, 04/20/32		522	516,206
TIAA CLO IV Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.70%), 3.67%, 01/20/32(d)(e)		500	487,643
Treman Park CLO Ltd., Series 2015-1A, Class C3RR, (3 mo. LIBOR US + 2.00%), 3.97%, 10/20/28(d)(e)		250	245,191
York CLO 1 Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 2.10%), 4.05%, 10/22/29(d)(e)		500	485,132

Total Asset-Backed Securities — 1.3% (Cost — $19,580,579)			19,117,203

Corporate Bonds — 118.5%

Aerospace & Defense — 6.1%
Amsted Industries, Inc., 5.63%, 07/01/27(d)		890	938,950
Arconic, Inc.:
6.15%, 08/15/20		1,540	1,579,885
5.40%, 04/15/21		45	46,382
5.87%, 02/23/22		1,363	1,455,098
5.13%, 10/01/24		5,851	6,377,883
Bombardier, Inc.(d):
8.75%, 12/01/21		2,292	2,481,090
5.75%, 03/15/22		404	412,080
6.13%, 01/15/23		1,200	1,216,692
7.50%, 12/01/24		857	880,568
7.50%, 03/15/25		2,232	2,259,900
7.88%, 04/15/27		10,122	10,182,327
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(d)(g)		3,104	3,174,771
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(d)		1,810	1,918,600
Signature Aviation US Holdings, Inc.(d):
5.38%, 05/01/26		1,733	1,822,215
4.00%, 03/01/28		2,251	2,265,744
TransDigm UK Holdings PLC, 6.88%, 05/15/26		1,953	2,065,297
TransDigm, Inc.(d):
6.25%, 03/15/26		33,945	36,448,444
5.50%, 11/15/27		5,126	5,126,000
Triumph Group, Inc., 6.25%, 09/15/24(d)		2,775	2,913,750

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Wolverine Escrow LLC(d):
8.50%, 11/15/24	USD	1,296	$1,306,212
9.00%, 11/15/26		2,354	2,377,775

			87,249,663

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(d)		110	119,298

Airlines — 0.2%
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/21		2,521	2,628,456

Auto Components — 2.2%
Allison Transmission, Inc.(d):
5.00%, 10/01/24		827	846,641
5.88%, 06/01/29		2,367	2,553,401
GKN Holdings Ltd., 4.63%, 05/12/32	GBP	105	139,191
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	471	484,362
Grupo Antolin-Irausa SA, 3.38%, 04/30/26	EUR	100	100,264
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22	USD	1,452	1,481,040
6.75%, 02/01/24		1,286	1,337,440
4.75%, 09/15/24(d)		462	471,240
6.38%, 12/15/25		798	843,885
6.25%, 05/15/26		4,231	4,500,726
IHO Verwaltungs GmbH(g):
(3.63% Cash or 4.38% PIK), 3.63%, 05/15/25	EUR	125	142,890
(4.63% PIK), 3.88%, 05/15/27		152	174,276
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26		401	459,495
6.25%, 05/15/26(d)	USD	7,070	7,516,329
8.50%, 05/15/27(d)		8,366	8,543,778
Tesla, Inc., 5.30%, 08/15/25(d)		1,571	1,506,196
ZF Europe Finance BV:
1.25%, 10/23/23	EUR	100	111,738
2.50%, 10/23/27		200	223,632

			31,436,524

Banks — 0.7%
Banco BPM SpA:
1.75%, 04/24/23		150	166,804
2.50%, 06/21/24		300	341,601
Banco Espirito Santo SA(a)(k):
4.75%, 01/15/20		1,900	355,881
4.00%, 01/21/21		1,100	206,037
Barclays PLC:
4.38%, 09/11/24	USD	3,020	3,150,265
5.20%, 05/12/26		800	869,536

Security		Par (000)	Value

Banks (continued)
CIT Bank NA(Secured Overnight Financing Rate + 1.72%), 2.97%, 09/27/25(h)	USD	955	$945,708
CIT Group, Inc.:
5.00%, 08/15/22		278	295,875
5.00%, 08/01/23		404	434,805
6.00%, 04/01/36		3,261	3,411,821
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	100	121,358

			10,299,691

Building Materials — 0.0%
Cemex SAB de CV, 3.13%, 03/19/26		150	169,867

Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(d)	USD	1,464	1,500,600
Beacon Roofing Supply, Inc.(d):
4.88%, 11/01/25		78	75,758
4.50%, 11/15/26		543	548,430
CPG Merger Sub LLC, 8.00%, 10/01/21(d)		2,165	2,157,855
Jeld-Wen, Inc.(d):
4.63%, 12/15/25		823	830,201
4.88%, 12/15/27		129	129,161
Masonite International Corp.(d):
5.75%, 09/15/26		701	743,060
5.38%, 02/01/28		342	362,093
Standard Industries, Inc.:
5.50%, 02/15/23(d)		768	785,280
5.38%, 11/15/24(d)		2,374	2,442,252
6.00%, 10/15/25(d)		3,311	3,464,134
2.25%, 11/21/26	EUR	109	121,314

			13,160,138

Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(h)(i)	USD	1,190	1,219,750
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	115,438
LABL Escrow Issuer LLC, 6.75%, 07/15/26(d)	USD	2,464	2,525,600
LPL Holdings, Inc., 5.75%, 09/15/25 (d)		323	341,317
Owl Rock Capital Corp.:
5.25%, 04/15/24		658	692,558
4.00%, 03/30/25		715	708,634
Stevens Holding Co., Inc., 6.13%, 10/01/26(d)		813	880,073

			6,483,370

Chemicals — 3.0%
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(d)(g)		1,632	1,611,600
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		8,925	9,058,875

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Axalta Coating Systems LLC, 4.88%, 08/15/24(d)	USD	1,701	$1,762,661
Blue Cube Spinco LLC:
9.75%, 10/15/23		3,228	3,510,450
10.00%, 10/15/25		2,292	2,555,580
Chemours Co.:
6.63%, 05/15/23		1,971	1,941,435
4.00%, 05/15/26	EUR	700	683,259
5.38%, 05/15/27	USD	1,233	1,035,720
Element Solutions, Inc., 5.88%, 12/01/25(d)		5,478	5,697,120
GCP Applied Technologies, Inc., 5.50%, 04/15/26(d)		791	814,730
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	150	171,410
Monitchem HoldCo 2 SA, 9.50%, 09/15/26		100	110,208
Monitchem HoldCo 3 SA, 5.25%, 03/15/25		222	251,977
NOVA Chemicals Corp., 4.88%, 06/01/24(d)	USD	456	459,420
OCI NV, 5.25%, 11/01/24(d)		1,218	1,260,630
PQ Corp.(d):
6.75%, 11/15/22		2,477	2,560,599
5.75%, 12/15/25		3,618	3,789,855
TPC Group, Inc., 10.50%, 08/01/24(d)		2,096	2,085,520
WR Grace & Co-Conn(d):
5.13%, 10/01/21		2,483	2,576,112
5.63%, 10/01/24		559	607,912

			42,545,073

Commercial Services & Supplies — 3.3%
ADT Security Corp.:
3.50%, 07/15/22		424	430,360
4.13%, 06/15/23		471	482,775
4.88%, 07/15/32(d)		3,409	2,965,830
Advanced Disposal Services, Inc., 5.63%, 11/15/24(d)		1,104	1,152,300
Ashtead Capital, Inc.(d):
4.00%, 05/01/28		1,245	1,246,556
4.25%, 11/01/29		1,425	1,439,250
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(d)		1,792	1,852,480
Clean Harbors, Inc.(d):
4.88%, 07/15/27		1,570	1,645,046
5.13%, 07/15/29		1,069	1,129,607
Core & Main LP, 6.13%, 08/15/25(d)		4,715	4,821,087
Diocle SpA(3 mo. Euribor + 3.88%), 3.88%, 06/30/26(e)	EUR	109	121,687
Fortress Transportation & Infrastructure Investors LLC(d):
6.75%, 03/15/22	USD	444	460,650
6.50%, 10/01/25		745	766,732

Security		Par (000)	Value

Commercial Services & Supplies (continued)
GFL Environmental, Inc.(d):
7.00%, 06/01/26	USD	3,769	$3,834,958
8.50%, 05/01/27		2,937	3,125,864
GW B-CR Security Corp., 9.50%, 11/01/27(d)		379	394,160
Harland Clarke Holdings Corp., 8.38%, 08/15/22(d)		2,648	1,986,000
KAR Auction Services, Inc., 5.13%, 06/01/25(d)		3,235	3,287,569
Mobile Mini, Inc., 5.88%, 07/01/24		3,503	3,634,363
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(d)		1,289	1,342,055
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	500	565,961
United Rentals North America, Inc.:
4.63%, 10/15/25	USD	2,930	3,010,575
5.88%, 09/15/26		341	364,870
5.50%, 05/15/27		2,464	2,630,320
3.88%, 11/15/27		1,494	1,507,073
5.25%, 01/15/30		496	527,000
Waste Pro USA, Inc., 5.50%, 02/15/26(d)		2,200	2,271,500

			46,996,628

Communications Equipment — 2.4%
CommScope, Inc.(d):
5.50%, 03/01/24		4,734	4,917,442
6.00%, 03/01/26		1,306	1,368,038
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(d)		3,407	3,581,438
Nokia OYJ:
3.38%, 06/12/22		714	721,997
4.38%, 06/12/27		439	451,777
6.63%, 05/15/39		3,731	4,234,685
ViaSat, Inc., 5.63%, 04/15/27(d)		4,254	4,535,828
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		2,128	2,181,248
6.38%, 05/15/25		3,684	3,789,915
5.75%, 01/15/27(d)		7,973	8,132,460

			33,914,828

Construction & Engineering — 0.4%
Brand Industrial Services, Inc., 8.50%, 07/15/25(d)		2,640	2,574,000
frontdoor, Inc., 6.75%, 08/15/26(d)		1,729	1,888,760
SRS Distribution, Inc., 8.25%, 07/01/26(d)		1,268	1,293,360

			5,756,120

Construction Materials — 1.9%
American Builders & Contractors Supply Co., Inc.(d):
5.75%, 12/15/23		860	882,936
5.88%, 05/15/26		3,113	3,303,671
4.00%, 01/15/28		2,048	2,050,560

4

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(d)(g)	USD	2,605	$2,689,663
HD Supply, Inc., 5.38%, 10/15/26(d)		10,942	11,598,520
Navistar International Corp., 6.63%, 11/01/25(d)		3,199	3,294,970
Williams Scotsman International, Inc.(d):
7.88%, 12/15/22		694	723,495
6.88%, 08/15/23		2,344	2,462,769

			27,006,584

Consumer Discretionary — 0.8%
Live Nation Entertainment, Inc., 4.88%, 11/01/24(d)		296	306,360
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(d)		500	501,875
ServiceMaster Co. LLC, 5.13%, 11/15/24(d)		2,307	2,390,629
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	200	237,162
Viking Cruises Ltd., 5.88%, 09/15/27(d)	USD	7,029	7,521,030

			10,957,056

Consumer Finance — 3.2%
Ally Financial, Inc., 8.00%, 11/01/31		8,891	12,258,466
Ford Motor Credit Co. LLC, 2.33%, 11/25/25	EUR	175	193,126
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	200	261,195
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(g)	EUR	252	226,867
Navient Corp.:
6.63%, 07/26/21	USD	1,454	1,541,255
7.25%, 09/25/23		550	610,500
6.13%, 03/25/24		1,359	1,450,732
5.88%, 10/25/24		1,017	1,083,105
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	595	712,029
4.50%, 05/15/26(d)		2,465	2,949,833
6.25%, 05/15/26(d)	USD	107	116,630
8.25%, 11/15/26(d)		5,980	6,690,125
Springleaf Finance Corp.:
6.13%, 05/15/22		490	526,750
6.88%, 03/15/25		2,077	2,371,996
7.13%, 03/15/26		3,024	3,485,160
6.63%, 01/15/28		2,324	2,568,020
5.38%, 11/15/29		900	927,000

Security		Par (000)	Value

Consumer Finance (continued)
Verscend Escrow Corp., 9.75%, 08/15/26(d)	USD	7,930	$8,524,750

			46,497,539

Containers & Packaging — 2.9%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(d)(g)		3,194	3,182,661
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 05/15/24	EUR	100	115,758
4.13%, 08/15/26(d)	USD	1,449	1,470,735
4.75%, 07/15/27(d)	GBP	427	577,255
4.75%, 07/15/27		212	286,600
Ball Corp., 0.88%, 03/15/24	EUR	100	110,876
Berry Global, Inc., 4.88%, 07/15/26(d)	USD	2,642	2,764,193
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		1,290	1,335,150
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		3,052	3,200,785
Crown European Holdings SA, 3.38%, 05/15/25	EUR	100	120,372
Greif, Inc., 6.50%, 03/01/27(d)	USD	268	286,090
Intertape Polymer Group, Inc., 7.00%, 10/15/26(d)		747	776,880
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	123	139,865
5.50%, 04/15/24(d)	USD	6,637	6,786,332
OI European Group BV, 2.88%, 02/15/25	EUR	194	217,798
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d):
5.13%, 07/15/23	USD	749	765,853
7.00%, 07/15/24		1,847	1,911,645
Sealed Air Corp.(d):
5.13%, 12/01/24		142	153,183
6.88%, 07/15/33		700	817,250
Silgan Holdings, Inc., 4.13%, 02/01/28(d)		1,588	1,590,985
Trivium Packaging Finance BV:
3.75%, 08/15/26	EUR	220	255,410
5.50%, 08/15/26(d)	USD	6,408	6,728,496
8.50%, 08/15/27(d)		6,698	7,284,075

			40,878,247

County/City/Special District/School District — 0.0%
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(j)	EUR	200	192,793

Diversified Consumer Services — 1.5%
APX Group, Inc.:
8.75%, 12/01/20	USD	1,281	1,253,779
7.88%, 12/01/22		1,649	1,638,694
8.50%, 11/01/24(d)		274	269,890

5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Ascend Learning LLC, 6.88%, 08/01/25(d)	USD	5,710	$6,000,047
Graham Holdings Co., 5.75%, 06/01/26(d)		1,199	1,273,938
Laureate Education, Inc., 8.25%, 05/01/25(d)		591	638,280
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	106	140,407
Prime Security Services Borrower LLC/Prime Finance, Inc.(d):
5.25%, 04/15/24	USD	2,278	2,346,340
5.75%, 04/15/26		2,406	2,513,115
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)		1,737	1,784,768
Service Corp. International, 5.13%, 06/01/29		2,101	2,242,817
Sotheby’s, 7.38%, 10/15/27(d)		2,000	1,952,500

			22,054,575

Diversified Financial Services — 1.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(d):
6.63%, 07/15/26		8,479	8,966,542
9.75%, 07/15/27		550	578,875
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	225	292,447
Cabot Financial Luxembourg II SA(3 mo. Euribor + 6.38%), 6.38%, 06/14/24(e)	EUR	148	168,823
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	134,051
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(d)	USD	2,095	2,210,225
Fairstone Financial, Inc., 7.88%, 07/15/24(d)		852	918,030
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	330	358,140
Greene King Finance PLC:
Series B1, 5.70%, 12/15/34	GBP	100	113,034
Series B2, (3 mo. LIBOR GBP + 2.08%), 2.86%, 03/15/36(e)		100	117,367
Intesa Sanpaolo SpA, 0.75%, 12/04/24	EUR	100	110,299
Intrum AB:
2.75%, 07/15/22		69	76,322
3.50%, 07/15/26		201	222,911
Lehman Brothers Holding Escrow, 1.00%, 09/22/19(a)(f)(k)	USD	430	5,375
Lehman Brothers Holdings, Inc.(a)(k):
4.75%, 01/16/20(b)	EUR	1,890	24,989
1.00%, 02/05/20(f)		3,950	52,225
5.38%, 10/17/49		350	4,628
1.00%, 12/31/49(f)	USD	1,535	19,188

Security		Par (000)	Value

Diversified Financial Services (continued)
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR	320	$363,981
Murphy Oil USA, Inc., 4.75%, 09/15/29	USD	1,028	1,085,465
Novafives SAS, 5.00%, 06/15/25	EUR	200	189,157
Pershing Square Holdings Ltd., 5.50%, 07/15/22(d)	USD	2,100	2,213,085
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)		4,471	4,605,130
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	113,348
VZ Vendor Financing BV, 2.50%, 01/31/24		318	356,504
WMG Acquisition Corp.:
4.13%, 11/01/24		180	204,482
5.50%, 04/15/26(d)	USD	918	968,490

			24,473,113

Diversified Telecommunication Services — 3.2%
CenturyLink, Inc.:
5.63%, 04/01/25		1,160	1,225,250
Series P, 7.60%, 09/15/39		1,114	1,147,420
Series U, 7.65%, 03/15/42		2,098	2,160,667
Series W, 6.75%, 12/01/23		5,280	5,874,000
Series Y, 7.50%, 04/01/24		2,178	2,450,250
Cincinnati Bell, Inc.(d):
7.00%, 07/15/24		2,709	2,536,301
8.00%, 10/15/25		1,557	1,420,763
DKT Finance ApS, 7.00%, 06/17/23	EUR	300	348,739
Frontier Communications Corp., 8.00%, 04/01/27(d)	USD	9,972	10,296,090
GCI LLC, 6.63%, 06/15/24(d)		869	940,693
Level 3 Financing, Inc.:
5.38%, 08/15/22		204	204,765
5.63%, 02/01/23		969	972,634
5.13%, 05/01/23		1,292	1,301,690
5.38%, 05/01/25		760	786,600
5.25%, 03/15/26		3,067	3,193,514
Qwest Corp., 6.75%, 12/01/21		680	729,171
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	300	352,306
4.75%, 07/30/25		515	619,919
3.13%, 09/19/25		300	335,864
5.00%, 04/15/28		300	364,205
4.00%, 09/19/29		100	112,569
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	1,153	1,276,948
6.00%, 09/30/34		2,179	2,331,214
7.20%, 07/18/36		116	135,784
7.72%, 06/04/38		371	455,172
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	134,862

6

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA:
4.00%, 04/11/24	EUR	639	$771,416
5.30%, 05/30/24(d)	USD	2,504	2,692,476
2.75%, 04/15/25	EUR	439	505,935
Telecom Italia SpA/Milano, 3.00%, 09/30/25		100	117,043

			45,794,260

Electric Utilities — 0.4%
EDP - Energias de Portugal SA(5 year EUR Swap + 4.29%), 4.50%, 04/30/79(h)		100	122,194
Electricite de France SA, 4.50%, 12/04/69	USD	400	398,348
NextEra Energy Operating Partners LP(d):
4.25%, 07/15/24		3,007	3,089,151
4.25%, 09/15/24		617	633,968
4.50%, 09/15/27		547	557,940
Talen Energy Supply LLC:
6.50%, 06/01/25		294	221,726
10.50%, 01/15/26(d)		294	249,412

			5,272,739

Electrical Equipment — 0.6%
Vertiv Group Corp., 10.00%, 06/30/24(b)		8,900	8,944,500

Electronic Equipment, Instruments & Components — 0.6%
Belden, Inc., 3.88%, 03/15/28	EUR	100	116,242
CDW LLC/CDW Finance Corp.:
5.50%, 12/01/24	USD	5,622	6,200,616
5.00%, 09/01/25		714	744,345
4.25%, 04/01/28		592	618,462
Itron, Inc., 5.00%, 01/15/26(d)		231	238,925

			7,918,590

Energy Equipment & Services — 1.0%
Apergy Corp., 6.38%, 05/01/26		1,109	1,097,910
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(d)		932	959,592
Gates Global LLC/Gates Global Co.(d):
6.00%, 07/15/22		1,716	1,716,000
6.25%, 01/15/26		1,305	1,305,144
Pattern Energy Group, Inc., 5.88%, 02/01/24(d)		935	963,050
Transocean, Inc.:
8.38%, 12/15/21		275	278,781
9.00%, 07/15/23(d)		4,287	4,374,026
7.50%, 01/15/26(d)		243	218,179
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		1,837	1,887,517

Security		Par (000)	Value

Energy Equipment & Services (continued)
6.88%, 09/01/27(d)	USD	1,624	$1,661,027

			14,461,226

Environmental, Maintenance, & Security Service — 0.2%
Tervita Corp., 7.63%, 12/01/21(d)		2,775	2,774,695

Equity Real Estate Investment Trusts (REITs) — 3.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(d)		1,758	1,832,715
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(d)		2,131	2,086,611
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		1,008	1,106,310
5.38%, 04/15/26		602	663,363
Iron Mountain, Inc.(d):
4.88%, 09/15/27		1,763	1,811,482
4.88%, 09/15/29		1,960	1,984,500
iStar, Inc.:
6.00%, 04/01/22		529	540,903
5.25%, 09/15/22		596	609,827
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		386	419,775
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		8,108	8,918,800
4.50%, 09/01/26		2,274	2,393,385
5.75%, 02/01/27(d)		117	131,040
4.50%, 01/15/28		1,964	2,052,380
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		271	278,453
5.00%, 10/15/27		4,828	5,069,400
4.63%, 08/01/29		3,215	3,371,635
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(d)		3,261	3,358,830
SBA Communications Corp., 4.88%, 09/01/24		6,011	6,231,964
Starwood Property Trust, Inc., 5.00%, 12/15/21		1,695	1,767,038

			44,628,411

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC:
6.63%, 06/15/24		285	298,971
5.75%, 03/15/25		606	618,120
4.63%, 01/15/27(d)		2,237	2,209,261
5.88%, 02/15/28(d)		3,694	3,864,847

7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Casino Guichard Perrachon SA, 3.58%, 02/07/25	EUR	100	$94,388
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		300	282,612
Iceland Bondco PLC, 4.63%, 03/15/25	GBP	100	109,568
Nomad Foods Bondco PLC, 3.25%, 05/15/24	EUR	100	113,060
Picard Groupe SAS(3 mo. Euribor + 3.00%), 3.00%, 11/30/23(e)		100	107,150
Post Holdings, Inc., 5.50%, 12/15/29(d)	USD	1,937	2,029,008
Premier Foods Finance PLC, 6.25%, 10/15/23	GBP	100	134,806
Quatrim SASU, 5.88%, 01/15/24	EUR	100	115,276

			9,977,067

Food Products — 2.4%
Aramark Services, Inc.:
5.00%, 04/01/25(d)	USD	148	154,475
4.75%, 06/01/26		140	144,900
5.00%, 02/01/28(d)		5,467	5,740,350
Boparan Finance PLC, 5.50%, 07/15/21	GBP	100	86,253
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)	USD	2,258	2,139,455
Darling Ingredients, Inc., 5.25%, 04/15/27(d)		1,742	1,839,987
Graphic Packaging International LLC, 4.75%, 07/15/27(d)		574	608,440
JBS USA LUX SA/JBS USA Finance, Inc.(d):
5.88%, 07/15/24		1,419	1,459,002
5.75%, 06/15/25		5,571	5,800,804
6.75%, 02/15/28		1,924	2,118,204
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d):
6.50%, 04/15/29		4,690	5,194,175
5.50%, 01/15/30		3,115	3,321,369
Performance Food Group, Inc., 5.50%, 10/15/27(d)		1,545	1,641,562
Post Holdings, Inc.(d):
5.50%, 03/01/25		2,014	2,112,182
5.75%, 03/01/27		207	221,753
5.63%, 01/15/28		484	516,670
Simmons Foods, Inc., 7.75%, 01/15/24(d)		1,306	1,403,950

			34,503,531

Health Care Equipment & Supplies — 2.3%
Avantor, Inc.:
4.75%, 10/01/24	EUR	126	147,681
6.00%, 10/01/24(d)	USD	9,338	10,003,333
9.00%, 10/01/25(d)		7,516	8,361,550
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(d)		562	576,050

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc.(d):
4.38%, 10/15/25	USD	344	$354,320
4.63%, 02/01/28		714	753,270
Immucor, Inc., 11.13%, 02/15/22(d)		1,380	1,381,725
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(d)		10,145	9,992,825
Teleflex, Inc.:
4.88%, 06/01/26		826	863,170
4.63%, 11/15/27		214	226,305

			32,660,229

Health Care Providers & Services — 7.6%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		782	785,910
AHP Health Partners, Inc., 9.75%, 07/15/26(d)		1,346	1,446,950
Centene Corp.(d):
5.38%, 06/01/26		5,092	5,403,885
4.25%, 12/15/27(l)		3,419	3,517,296
4.63%, 12/15/29(l)		8,190	8,589,262
CHS/Community Health Systems, Inc.(d):
8.63%, 01/15/24		3,585	3,692,550
8.00%, 03/15/26		5,172	5,165,535
Eagle Holding Co. II LLC(d)(g):
(7.63% Cash or 8.38% PIK), 7.63%, 05/15/22		601	608,513
(7.750% Cash or 8.50% PIK), 7.75%, 05/15/22		1,972	2,004,045
Encompass Health Corp., 5.75%, 11/01/24		682	691,378
Envision Healthcare Crop., 8.75%, 10/15/26(d)		1,158	471,885
HCA, Inc.:
5.38%, 02/01/25		2,604	2,877,420
5.88%, 02/15/26		142	160,283
5.38%, 09/01/26		2,391	2,648,033
5.63%, 09/01/28		5,155	5,825,150
5.88%, 02/01/29		4,548	5,196,090
MEDNAX, Inc.(d):
5.25%, 12/01/23		933	953,993
6.25%, 01/15/27		5,168	5,258,440
Molina Healthcare, Inc.:
5.38%, 11/15/22		774	818,505
4.88%, 06/15/25(d)		1,466	1,495,320
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		3,699	3,356,842
NVA Holdings, Inc., 6.88%, 04/01/26(d)		1,005	1,085,400
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(d)(g)		3,278	2,719,644
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(d)		3,351	3,560,437

8

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Sotera Health Holdings LLC, 6.50%, 05/15/23(d)	USD	1,678	$1,732,535
Surgery Center Holdings Inc., 10.00%, 04/15/27(d)		2,771	2,909,550
Surgery Center Holdings, Inc., 6.75%, 07/01/25(d)		1,193	1,148,263
Tenet Healthcare Corp.:
8.13%, 04/01/22		4,717	5,153,322
4.63%, 07/15/24		4,241	4,389,435
4.63%, 09/01/24(d)		2,078	2,145,535
4.88%, 01/01/26(d)		8,318	8,640,322
6.25%, 02/01/27(d)		1,778	1,902,460
5.13%, 11/01/27(d)		5,463	5,708,835
Vizient, Inc., 6.25%, 05/15/27(d)		2,585	2,798,262
WellCare Health Plans, Inc.:
5.25%, 04/01/25		1,404	1,468,935
5.38%, 08/15/26(d)		2,015	2,145,975

			108,476,195

Health Care Technology — 0.7%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(d)		4,444	4,588,430
IQVIA, Inc.:
3.25%, 03/15/25	EUR	1,000	1,125,213
3.25%, 03/15/25(d)		100	112,521
5.00%, 10/15/26(d)	USD	1,504	1,579,200
5.00%, 05/15/27(d)		2,482	2,606,100

			10,011,464

Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC/New Red Finance, Inc.(d):
4.25%, 05/15/24		1,311	1,340,498
5.00%, 10/15/25		8,040	8,337,721
3.88%, 01/15/28		2,398	2,412,987
4.38%, 01/15/28		1,701	1,707,379
Boyne USA, Inc., 7.25%, 05/01/25(d)		1,014	1,100,190
Cedar Fair LP, 5.25%, 07/15/29(d)		1,687	1,800,872
Churchill Downs, Inc.(d):
5.50%, 04/01/27		5,108	5,440,020
4.75%, 01/15/28		1,464	1,515,240
Cirsa Finance International Sarl, 7.88%, 12/20/23(d)		200	211,300
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(d)		200	180,386
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	174	228,407
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	812	854,630
6.00%, 09/15/26		717	789,274
Golden Nugget, Inc., 6.75%, 10/15/24(d)		7,472	7,714,840

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	USD	2,468	$2,511,190
5.13%, 05/01/26		1,114	1,172,485
4.88%, 01/15/30		6,327	6,722,437
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 04/01/25		350	359,625
4.88%, 04/01/27		529	560,740
International Game Technology PLC, 3.50%, 06/15/26	EUR	115	134,932
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d):
5.00%, 06/01/24	USD	255	264,563
5.25%, 06/01/26		1,878	1,990,868
4.75%, 06/01/27		790	821,600
LHMC Finco 2 Sarl, (7.25% Cash or 8.00% PIK), 7.25%, 10/02/25(g)	EUR	247	279,629
Lions Gate Capital Holdings LLC(d):
6.38%, 02/01/24	USD	147	142,958
5.88%, 11/01/24		1,096	1,055,141
MGM Resorts International:
6.63%, 12/15/21		2,010	2,187,885
7.75%, 03/15/22		3,677	4,122,836
6.00%, 03/15/23		1,243	1,367,300
5.75%, 06/15/25		490	546,963
4.63%, 09/01/26		3,124	3,287,338
Motion Bondco DAC:
4.50%, 11/15/27	EUR	100	113,485
6.63%, 11/15/27(d)	USD	526	541,780
Sabre GLBL, Inc.(d):
5.38%, 04/15/23		1,516	1,553,900
5.25%, 11/15/23		882	904,050
Scientific Games International, Inc.:
5.00%, 10/15/25(d)		4,139	4,323,310
3.38%, 02/15/26	EUR	800	905,644
8.25%, 03/15/26(d)	USD	5,619	6,083,129
7.00%, 05/15/28(d)		1,541	1,606,492
7.25%, 11/15/29(d)		1,522	1,590,490
Sisal Group SpA, 7.00%, 07/31/23	EUR	100	113,899
Six Flags Entertainment Corp.(d):
4.88%, 07/31/24	USD	4,025	4,165,875
5.50%, 04/15/27		1,506	1,573,770
Station Casinos LLC, 5.00%, 10/01/25(d)		1,500	1,522,500
Stonegate Pub Co. Financing PLC(3 mo. LIBOR GBP + 6.25%), 7.03%, 03/15/22(e)	GBP	100	130,138
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32		500	821,488
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	100	105,750
5.75%, 04/01/27		306	331,245

9

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(d)	USD	527	$555,985
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(d)		2,033	2,119,402
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(d)		2,980	3,155,075
Yum! Brands, Inc.:
3.88%, 11/01/23		721	744,433
4.75%, 01/15/30(d)		2,342	2,423,970
5.35%, 11/01/43		30	29,475

			96,577,519

Household Durables — 1.5%
Algeco Global Finance PLC, 8.00%, 02/15/23(d)		2,221	2,171,027
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(d)		1,351	1,411,795
Installed Building Products, Inc., 5.75%, 02/01/28(d)		723	758,246
Lennar Corp.:
6.63%, 05/01/20		1,160	1,180,300
8.38%, 01/15/21		2,810	2,992,650
4.88%, 12/15/23		968	1,034,550
5.25%, 06/01/26		302	329,935
4.75%, 11/29/27		2,510	2,704,525
Mattamy Group Corp.(d):
6.88%, 12/15/23		924	957,449
5.25%, 12/15/27(l)		830	845,314
MDC Holdings, Inc., 6.00%, 01/15/43		716	728,172
Meritage Homes Corp., 5.13%, 06/06/27		286	303,875
PulteGroup, Inc., 6.38%, 05/15/33		2,805	3,253,800
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(d)		1,505	1,629,163
Tempur Sealy International, Inc., 5.50%, 06/15/26		822	863,100
TRI Pointe Group, Inc., 4.88%, 07/01/21		292	298,570

			21,462,471

Household Products — 0.2%
Energizer Holdings, Inc.(d):
6.38%, 07/15/26		365	389,638
7.75%, 01/15/27		1,584	1,770,120
Spectrum Brands, Inc., 5.00%, 10/01/29(d)		621	633,420

			2,793,178

Independent Power and Renewable Electricity Producers — 2.6%
Calpine Corp.:
6.00%, 01/15/22(d)		251	251,309
5.38%, 01/15/23		6,334	6,421,092
5.88%, 01/15/24(d)		1,312	1,338,240
5.50%, 02/01/24		420	427,371

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
5.75%, 01/15/25	USD	4,264	$4,327,960
5.25%, 06/01/26(d)		3,154	3,296,340
Clearway Energy Operating LLC:
5.38%, 08/15/24		2,075	2,126,875
5.75%, 10/15/25		892	936,600
NRG Energy, Inc.:
3.75%, 06/15/24(d)		845	871,113
6.63%, 01/15/27		4,149	4,491,293
5.75%, 01/15/28		284	306,720
4.45%, 06/15/29(d)		2,821	2,974,048
5.25%, 06/15/29(d)		4,393	4,708,417
TerraForm Power Operating LLC(d):
4.25%, 01/31/23		1,191	1,211,348
5.00%, 01/31/28		1,134	1,178,657
4.75%, 01/15/30		1,881	1,890,311

			36,757,694

Industrial Conglomerates — 0.2%
BWX Technologies, Inc., 5.38%, 07/15/26(d)		855	902,025
Vertiv Group Corp., 9.25%, 10/15/24(d)		2,571	2,526,007

			3,428,032

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(d)		1,550	1,646,875
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(d)		5,668	5,993,910
AmWINS Group, Inc., 7.75%, 07/01/26(d)		1,633	1,765,681
Ardonagh Midco 3 PLC, 8.63%, 07/15/23(d)		1,766	1,749,223
Assicurazioni Generali SpA:
2.12%, 10/01/30	EUR	200	222,671
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47(h)		300	397,805
(3 mo. Euribor + 5.35%), 5.00%, 06/08/48(h)		100	129,048
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	100	133,073
GTCR AP Finance, Inc., 8.00%, 05/15/27(d)	USD	2,041	2,071,615
HUB International Ltd., 7.00%, 05/01/26(d)		7,427	7,612,675
Nationstar Mortgage Holdings, Inc.(d):
8.13%, 07/15/23		4,468	4,780,760
9.13%, 07/15/26		1,558	1,721,590
NFP Corp., 8.00%, 07/15/25(d)		605	600,463

			28,825,389

Interactive Media & Services — 1.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(d)		1,512	1,587,600

10

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Match Group, Inc., 5.63%, 02/15/29(d)	USD	318	$335,808
Netflix, Inc.:
4.88%, 04/15/28		496	508,043
5.88%, 11/15/28		4,519	4,937,007
3.88%, 11/15/29	EUR	396	455,947
5.38%, 11/15/29(d)	USD	2,815	2,963,069
3.63%, 06/15/30	EUR	293	326,854
4.88%, 06/15/30(d)	USD	2,824	2,845,180
Uber Technologies, Inc.(d):
7.50%, 11/01/23		1,402	1,444,060
7.50%, 09/15/27		1,976	1,958,710

			17,362,278

IT Services — 1.7%
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	200	207,107
9.75%, 09/01/26(d)	USD	10,692	10,021,077
Camelot Finance SA, 4.50%, 11/01/26(d)		3,771	3,842,468
Gartner, Inc., 5.13%, 04/01/25(d)		1,176	1,232,977
InterXion Holding NV, 4.75%, 06/15/25	EUR	164	195,829
Nexi SpA, 1.75%, 10/31/24		240	271,334
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(d)	USD	3,738	3,901,537
WEX, Inc., 4.75%, 02/01/23(d)		3,891	3,929,910
Xerox Corp., 4.80%, 03/01/35		1,375	1,237,500

			24,839,739

Leisure Products — 0.4%
Mattel, Inc.(d):
6.75%, 12/31/25		4,940	5,174,650
5.88%, 12/15/27		1,190	1,204,994

			6,379,644

Machinery — 1.5%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(d)		1,139	1,136,152
Colfax Corp.(d):
6.00%, 02/15/24		2,626	2,783,560
6.38%, 02/15/26		1,416	1,529,280
EnPro Industries, Inc., 5.75%, 10/15/26		2,192	2,323,520
Manitowoc Co., Inc., 9.00%, 04/01/26(d)		764	775,460
Mueller Water Products, Inc., 5.50%, 06/15/26(d)		1,246	1,308,300
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	158	168,444
SPX FLOW, Inc.(d):
5.63%, 08/15/24	USD	727	757,897
5.88%, 08/15/26		623	654,929
SSL Robotics LLC, 9.75%, 12/31/23(d)(l)		876	911,040
Terex Corp., 5.63%, 02/01/25(d)		3,041	3,084,213

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)	USD	4,467	$4,221,315
Wabash National Corp., 5.50%, 10/01/25(d)		2,154	2,132,460

			21,786,570

Media — 14.3%
Altice Financing SA(d):
6.63%, 02/15/23		3,538	3,617,605
7.50%, 05/15/26		4,703	5,002,581
Altice Finco SA:
7.63%, 02/15/25(d)		270	277,088
4.75%, 01/15/28	EUR	100	109,680
Altice France SA:
2.50%, 01/15/25		169	188,066
7.38%, 05/01/26(d)	USD	8,792	9,385,460
5.88%, 02/01/27	EUR	300	367,759
8.13%, 02/01/27(d)	USD	5,777	6,398,027
3.38%, 01/15/28	EUR	140	157,107
5.50%, 01/15/28(d)	USD	5,855	5,913,550
Altice Luxembourg SA:
7.63%, 02/15/25(d)		1,992	2,074,170
8.00%, 05/15/27	EUR	300	366,288
10.50%, 05/15/27(d)	USD	6,819	7,732,746
AMC Networks, Inc.:
5.00%, 04/01/24		140	140,525
4.75%, 08/01/25		1,813	1,799,403
Block Communications, Inc., 6.88%, 02/15/25(d)		685	713,256
CCO Holdings LLC/CCO Holdings Capital Corp.(d):
4.00%, 03/01/23		1,937	1,973,319
5.13%, 05/01/27		10,501	11,131,060
5.88%, 05/01/27		142	151,230
5.00%, 02/01/28		326	343,115
5.38%, 06/01/29		7,827	8,384,674
4.75%, 03/01/30		2,135	2,193,713
Clear Channel Worldwide Holdings, Inc.(d):
9.25%, 02/15/24		6,160	6,785,548
5.13%, 08/15/27		10,806	11,238,240
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(d)		8,486	8,708,757
CSC Holdings LLC:
5.38%, 07/15/23(d)		5,009	5,140,486
5.25%, 06/01/24		3,213	3,453,975
7.75%, 07/15/25(d)		1,484	1,591,605
6.63%, 10/15/25(d)		892	948,999
10.88%, 10/15/25(d)		11,138	12,530,250
5.50%, 05/15/26(d)		2,620	2,767,794
5.38%, 02/01/28(d)		1,000	1,057,500
6.50%, 02/01/29(d)		1,389	1,549,304
5.75%, 01/15/30(d)		4,148	4,370,955

11

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(d)	USD	3,666	$3,720,990
DISH DBS Corp.:
6.75%, 06/01/21		2,590	2,728,928
5.88%, 07/15/22		4,962	5,185,290
5.00%, 03/15/23		1,948	1,962,610
5.88%, 11/15/24		3,333	3,328,834
Entercom Media Corp., 6.50%, 05/01/27(d)		1,816	1,915,880
Entertainment One Ltd., 4.63%, 07/15/26	GBP	191	267,520
Gray Television, Inc., 7.00%, 05/15/27(d)	USD	746	826,195
Hughes Satellite Systems Corp., 5.25%, 08/01/26		916	993,860
iHeartCommunications, Inc.:
6.38%, 05/01/26		1,042	1,125,565
5.25%, 08/15/27(d)		913	938,062
4.75%, 01/15/28(d)		948	953,972
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		2,571	2,043,174
9.75%, 07/15/25(d)		5,210	4,376,400
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(d)		2,000	2,062,500
Level 3 Parent LLC, 5.75%, 12/01/22		1,939	1,939,000
Live Nation Entertainment, Inc., 4.75%, 10/15/27(d)		1,143	1,177,290
Meredith Corp., 6.88%, 02/01/26		382	392,505
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(d)		972	1,019,924
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(d)		1,450	1,504,375
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(d)		390	397,800
Sable International Finance Ltd., 5.75%, 09/07/27(d)		600	629,250
SES SA(5 year EUR Swap + 5.40%), 5.63%(h)(i)	EUR	200	245,426
Sirius XM Radio, Inc.(d):
4.63%, 05/15/23	USD	230	233,450
4.63%, 07/15/24		953	998,268
5.00%, 08/01/27		1,904	2,003,960
5.50%, 07/01/29		4,498	4,829,727
Summer BC Holdco A Sarl, 9.25%, 10/31/27	EUR	200	222,539
Summer BidCo BV, (9.0% Cash or 9.75% PIK), 9.00%, 11/15/25(g)		175	204,320
TEGNA, Inc., 5.50%, 09/15/24(d)	USD	344	354,320
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(d)		2,400	2,544,000

Security		Par (000)	Value

Media (continued)
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(d)(l)	USD	1,827	$1,856,689
United Group BV, 4.88%, 07/01/24	EUR	299	341,779
Univision Communications, Inc.(d):
5.13%, 05/15/23	USD	2,007	1,979,404
5.13%, 02/15/25		1,200	1,156,500
UPC Holding BV, 3.88%, 06/15/29	EUR	100	114,577
UPCB Finance VII Ltd., 3.63%, 06/15/29		160	187,035
Videotron Ltd., 5.13%, 04/15/27(d)	USD	2,383	2,530,400
Virgin Media Finance PLC, 5.75%, 01/15/25(d)		4,988	5,137,640
Virgin Media Secured Finance PLC:
5.00%, 04/15/27	GBP	200	269,006
6.25%, 03/28/29		360	488,867
5.50%, 05/15/29(d)	USD	3,476	3,649,800
Ziggo Bond Co. BV:
4.63%, 01/15/25	EUR	100	113,210
5.88%, 01/15/25(d)	USD	2,643	2,722,290
6.00%, 01/15/27(d)		640	671,363
Ziggo BV:
4.25%, 01/15/27	EUR	257	304,400
5.50%, 01/15/27(d)	USD	2,575	2,726,410
2.88%, 01/15/30	EUR	106	119,302
4.88%, 01/15/30(d)	USD	1,250	1,281,250

			205,339,691

Metals & Mining — 3.8%
Allegheny Technologies, Inc., 5.88%, 12/01/27		1,524	1,565,910
ArcelorMittal SA, 1.75%, 11/19/25	EUR	100	110,671
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)	USD	1,823	1,880,242
CONSOL Energy, Inc., 11.00%, 11/15/25(d)		2,852	2,424,200
Constellium SE:
5.75%, 05/15/24(d)		1,060	1,090,581
6.63%, 03/01/25(d)		941	978,659
4.25%, 02/15/26	EUR	200	229,285
5.88%, 02/15/26(d)	USD	5,703	5,941,813
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		3,348	3,364,740
3.88%, 03/15/23		6,500	6,632,600
5.00%, 09/01/27		662	679,377
5.25%, 09/01/29		1,261	1,297,254
5.45%, 03/15/43		8,663	8,316,480
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		2,648	2,642,889
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(d)		791	836,087
Kaiser Aluminum Corp.:
5.88%, 05/15/24		773	803,920
4.63%, 03/01/28(d)		784	804,698
New Gold, Inc., 6.25%, 11/15/22(d)		3,031	3,015,845

12

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Novelis Corp.(d):
6.25%, 08/15/24	USD	8,499	$8,937,038
5.88%, 09/30/26		2,046	2,143,185
thyssenkrupp AG:
1.88%, 03/06/23	EUR	127	139,099
2.88%, 02/22/24		638	716,500

			54,551,073

Multi-Utilities — 0.1%
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(d)	USD	1,963	2,110,519

Multiline Retail — 0.0%
Dufry One BV, 2.00%, 02/15/27	EUR	194	213,951

Offshore Drilling & Other Services — 0.1%
Entegris, Inc., 4.63%, 02/10/26(d)	USD	1,250	1,291,838

Oil, Gas & Consumable Fuels — 9.4%
Aker BP ASA, 4.75%, 06/15/24(d)		1,990	2,072,087
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		385	329,175
Antero Resources Corp., 5.38%, 11/01/21		987	911,741
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(d)		1,610	1,545,600
Berry Petroleum Co. LLC, 7.00%, 02/15/26(d)		1,058	914,435
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25		1,138	887,640
Callon Petroleum Co.:
6.13%, 10/01/24		2,070	1,966,500
Series WI, 6.38%, 07/01/26		1,204	1,122,730
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		1,952	1,878,800
8.25%, 07/15/25		739	724,220
Centennial Resource Production LLC, 6.88%, 04/01/27(d)		1,284	1,252,041
Cheniere Energy Partners LP:
5.63%, 10/01/26		2,096	2,205,998
4.50%, 10/01/29(d)		3,609	3,628,128
Series WI, 5.25%, 10/01/25		329	338,870
Chesapeake Energy Corp.:
6.63%, 08/15/20		958	862,200
4.88%, 04/15/22		5,001	3,500,700
5.75%, 03/15/23		1,548	940,410
7.00%, 10/01/24		1,080	550,800
8.00%, 03/15/26(d)		821	377,660
CNX Resources Corp., 5.88%, 04/15/22		5,115	4,961,550
Comstock Resources, Inc., 9.75%, 08/15/26		1,236	1,019,700

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(d)	USD	1,724	$1,336,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		385	385,962
5.63%, 05/01/27(d)		1,695	1,635,633
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)		4,997	4,937,661
DCP Midstream Operating LP:
5.38%, 07/15/25		1,417	1,509,077
5.13%, 05/15/29		68	69,020
6.45%, 11/03/36(d)		1,282	1,333,280
6.75%, 09/15/37(d)		2,344	2,414,320
Denbury Resources, Inc.(d):
9.00%, 05/15/21		1,500	1,316,250
9.25%, 03/31/22		1,068	883,770
eG Global Finance PLC:
4.38%, 02/07/25	EUR	133	145,074
6.75%, 02/07/25(d)	USD	1,987	1,962,162
6.25%, 10/30/25	EUR	463	534,824
8.50%, 10/30/25(d)	USD	1,386	1,451,835
Endeavor Energy Resources LP/EER Finance, Inc.(d):
5.50%, 01/30/26		2,899	2,964,227
5.75%, 01/30/28		2,542	2,660,610
EnLink Midstream LLC, 5.38%, 06/01/29		474	401,573
EnLink Midstream Partners LP:
4.40%, 04/01/24		1,638	1,506,960
4.15%, 06/01/25		150	132,378
4.85%, 07/15/26		325	287,316
5.60%, 04/01/44		1,228	859,600
5.05%, 04/01/45		1,622	1,102,960
5.45%, 06/01/47		16	11,200
Extraction Oil & Gas, Inc.(d):
7.38%, 05/15/24		2,628	1,189,170
5.63%, 02/01/26		2,937	1,351,020
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		350	327,065
5.63%, 06/15/24		190	171,475
6.50%, 10/01/25		716	647,966
6.25%, 05/15/26		735	640,777
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(d)		1,813	1,468,530
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(d)		1,075	1,118,000
Hess Midstream Partners LP, 5.13%, 06/15/28(d)(l)		862	871,913
Indigo Natural Resources LLC, 6.88%, 02/15/26(d)		1,731	1,570,882

13

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Ithaca Energy North Sea PLC, 9.38%, 07/15/24(d)	USD	200	$205,500
Matador Resources Co., 5.88%, 09/15/26		2,271	2,242,658
MEG Energy Corp.(d):
6.38%, 01/30/23		1,443	1,414,140
7.00%, 03/31/24		338	331,451
6.50%, 01/15/25		4,133	4,296,006
Murphy Oil Corp.:
5.75%, 08/15/25		955	977,662
5.88%, 12/01/27		782	786,074
5.88%, 12/01/42		507	450,789
Nabors Industries, Inc.:
4.63%, 09/15/21		1,110	1,054,500
5.50%, 01/15/23		306	269,280
New Enterprise Stone & Lime Co., Inc.(d):
10.13%, 04/01/22		1,002	1,053,352
6.25%, 03/15/26		480	502,800
NGPL PipeCo LLC, 7.77%, 12/15/37(d)		1,640	2,095,361
Noble Holding International Ltd.:
7.75%, 01/15/24		113	57,630
7.88%, 02/01/26(d)		1,277	801,317
NuStar Logistics LP, 6.00%, 06/01/26		931	996,170
Pacific Drilling SA, 8.38%, 10/01/23(d)		3,608	2,904,440
Parkland Fuel Corp., 5.88%, 07/15/27(d)		1,241	1,327,870
Parsley Energy LLC/Parsley Finance Corp.(d):
6.25%, 06/01/24		696	722,100
5.38%, 01/15/25		1,934	1,977,476
5.25%, 08/15/25		408	414,251
5.63%, 10/15/27		937	968,624
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25		1,036	1,095,570
PDC Energy, Inc.:
1.13%, 09/15/21(j)		40	36,695
6.13%, 09/15/24		263	261,685
5.75%, 05/15/26		957	903,437
QEP Resources, Inc.:
6.88%, 03/01/21		482	488,844
5.38%, 10/01/22		2,639	2,579,622
5.25%, 05/01/23		746	708,700
5.63%, 03/01/26		986	894,746
Range Resources Corp.:
5.75%, 06/01/21		1,230	1,226,925
5.88%, 07/01/22		611	588,087
5.00%, 08/15/22		845	800,637
Rowan Cos., Inc., 4.88%, 06/01/22		3,132	1,926,180
SM Energy Co.:
6.13%, 11/15/22		1,855	1,808,625
5.00%, 01/15/24		440	404,800
5.63%, 06/01/25		304	276,640

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
6.75%, 09/15/26	USD	490	$445,900
6.63%, 01/15/27		141	128,310
Southwestern Energy Co.:
6.20%, 01/23/25		594	516,792
7.75%, 10/01/27		741	643,744
SRC Energy, Inc., 6.25%, 12/01/25		298	291,295
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		791	838,159
Series WI, 4.88%, 01/15/23		1,170	1,196,325
Series WI, 5.50%, 02/15/26		200	206,750
Series WI, 5.88%, 03/15/28		808	848,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d):
4.75%, 10/01/23		158	152,470
5.50%, 09/15/24		2,321	2,260,074
5.50%, 01/15/28		1,673	1,547,558
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/23		637	642,574
5.13%, 02/01/25		245	251,713
5.88%, 04/15/26		1,406	1,479,393
5.38%, 02/01/27		188	191,290
6.50%, 07/15/27(d)		2,173	2,317,640
5.00%, 01/15/28		2,359	2,341,402
6.88%, 01/15/29(d)		3,479	3,757,320
5.50%, 03/01/30(d)		1,992	1,997,578
Viper Energy Partners LP, 5.38%, 11/01/27(d)		753	783,090
WPX Energy, Inc.:
8.25%, 08/01/23		1,006	1,129,537
5.75%, 06/01/26		225	230,902

			135,238,435

Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(d)		1,566	1,669,748
WEPA Hygieneprodukte GMB(f)(l):
1.00%, 12/15/26	EUR	100	111,209
2.88%, 12/15/27		172	192,746

			1,973,703

Personal Products — 0.0%
Coty, Inc.:
4.00%, 04/15/23		100	112,488
6.50%, 04/15/26(d)	USD	100	103,250

			215,738

Pharmaceuticals — 4.2%
Bausch Health Americas, Inc.(d):
8.50%, 01/31/27		4,211	4,768,957
9.25%, 04/01/26		306	350,281
Bausch Health Cos., Inc.:
5.50%, 03/01/23(d)		1,642	1,654,315
4.50%, 05/15/23	EUR	2,715	3,028,778

14

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
5.88%, 05/15/23(d)	USD	889	$900,113
7.00%, 03/15/24(d)		3,210	3,358,462
6.13%, 04/15/25(d)		4,551	4,732,903
5.50%, 11/01/25(d)		6,744	7,047,480
9.00%, 12/15/25(d)		1,408	1,587,520
5.75%, 08/15/27(d)		1,922	2,082,968
7.00%, 01/15/28(d)		2,422	2,653,676
7.25%, 05/30/29(d)		3,501	3,922,363
Bayer AG(h):
(5 year EUR Swap + 2.55%), 3.75%, 07/01/74	EUR	200	235,134
(5 year EUR Swap + 2.01%), 2.38%, 04/02/75		200	224,216
Catalent Pharma Solutions, Inc.(d):
4.88%, 01/15/26	USD	1,907	1,966,594
5.00%, 07/15/27		2,407	2,497,263
Charles River Laboratories International, Inc.(d):
5.50%, 04/01/26		1,963	2,090,595
4.25%, 05/01/28		926	932,945
Elanco Animal Health, Inc., 4.90%, 08/28/28		1,026	1,109,429
Grifols SA, 2.25%, 11/15/27	EUR	100	113,111
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(d)	USD	8,068	8,350,380
Nidda BondCo GmbH:
7.25%, 09/30/25	EUR	337	396,700
5.00%, 09/30/25		100	113,612
Nidda Healthcare Holding GmbH, Series NOV, 3.50%, 09/30/24		222	250,715
Par Pharmaceutical, Inc., 7.50%, 04/01/27(d)	USD	5,012	4,736,340
Rossini Sarl, 6.75%, 10/30/25	EUR	401	490,974
Team Health Holdings, Inc., 6.38%, 02/01/25(d)	USD	814	431,420
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25	EUR	100	114,863

			60,142,107

Professional Services — 0.8%
ASGN, Inc., 4.63%, 05/15/28(d)	USD	1,587	1,594,935
Dun & Bradstreet Corp.(d):
6.88%, 08/15/26		4,266	4,649,940
10.25%, 02/15/27		3,998	4,457,770
House of Finance NV, 4.38%, 07/15/26	EUR	166	182,858

			10,885,503

Real Estate Management & Development — 0.3%
ADLER Real Estate AG, 3.00%, 04/27/26		200	227,358

Security		Par (000)	Value

Real Estate Management & Development (continued)
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	$105,497
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)	USD	1,198	1,244,926
Heimstaden Bostad AB(5 year EUR Swap + 3.67%), 3.25%(h)(i)	EUR	100	109,904
Howard Hughes Corp., 5.38%, 03/15/25(d)	USD	1,566	1,643,016
Newmark Group, Inc., 6.13%, 11/15/23		642	705,680
Peach Property Finance GmbH, 3.50%, 02/15/23	EUR	179	198,871
Residomo SRO, 3.38%, 10/15/24		220	251,183
Summit Properties Ltd., 2.00%, 01/31/25		145	154,730

			4,641,165

Restaurants — 0.1%
IRB Holding Corp., 6.75%, 02/15/26(d)	USD	829	865,269

Road & Rail — 0.5%
Avis Budget Finance PLC, 4.75%, 01/30/26	EUR	107	124,878
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(d)	USD	1,094	1,042,035
Herc Holdings, Inc., 5.50%, 07/15/27(d)		2,911	3,045,634
Hertz Corp.(d):
7.63%, 06/01/22		838	871,520
6.00%, 01/15/28		1,830	1,818,764
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	243	278,385
Loxam SAS:
4.25%, 04/15/24		100	113,485
3.25%, 01/14/25		268	303,199
3.75%, 07/15/26		115	130,711

			7,728,611

Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	USD	422	476,860
Infineon Technologies AG(h)(i):
(5 year EUR Swap + 3.39%), 2.88%	EUR	200	222,564
(5 year EUR Swap + 4.00%), 3.63%		100	112,425
Qorvo, Inc., 5.50%, 07/15/26	USD	2,418	2,572,148
Sensata Tech, Inc., 4.38%, 02/15/30(d)		994	991,465
Sensata Technologies BV(d):
5.63%, 11/01/24		1,400	1,540,000
5.00%, 10/01/25		3,439	3,722,717

			9,638,179

Software — 5.2%
ACI Worldwide, Inc., 5.75%, 08/15/26(d)		4,105	4,376,956

15

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
CDK Global, Inc.:
4.88%, 06/01/27	USD	3,962	$4,150,631
5.25%, 05/15/29(d)		795	842,819
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(d)		5,304	5,708,430
Infor US, Inc., 6.50%, 05/15/22		12,873	13,115,012
Informatica LLC, 7.13%, 07/15/23(d)		5,754	5,847,503
MSCI, Inc.(d):
5.25%, 11/15/24		256	263,040
4.75%, 08/01/26		181	190,050
4.00%, 11/15/29		455	457,275
Nuance Communications, Inc., 5.63%, 12/15/26		1,550	1,646,875
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(d)		1,117	1,127,477
PTC, Inc., 6.00%, 05/15/24		1,996	2,083,325
Rackspace Hosting, Inc., 8.63%, 11/15/24(d)		1,189	1,150,358
RP Crown Parent LLC, 7.38%, 10/15/24(d)		4,370	4,522,950
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		11,061	11,517,266
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(d)		1,440	1,479,600
SS&C Technologies, Inc., 5.50%, 09/30/27(d)		6,904	7,386,935
TIBCO Software, Inc., 11.38%, 12/01/21(d)		7,252	7,487,690
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(d)		707	688,738

			74,042,930

Specialty Retail — 1.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,505	2,583,281
Group 1 Automotive, Inc., 5.25%, 12/15/23(d)		264	270,381
IAA, Inc., 5.50%, 06/15/27(d)		1,961	2,062,197
L Brands, Inc.:
6.88%, 11/01/35		2,579	2,263,073
6.75%, 07/01/36		384	331,200
Penske Automotive Group, Inc., 5.50%, 05/15/26		299	313,950
PetSmart, Inc.(d):
7.13%, 03/15/23		1,311	1,179,900
5.88%, 06/01/25		3,514	3,443,720
Staples, Inc.(d):
7.50%, 04/15/26		7,846	8,208,877

Security		Par (000)	Value

Specialty Retail (continued)
10.75%, 04/15/27	USD	1,329	$1,369,003

			22,025,582

Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(d)		5,762	6,093,315
NCR Corp.(d):
5.75%, 09/01/27		761	788,133
6.13%, 09/01/29		1,634	1,723,870
Western Digital Corp., 4.75%, 02/15/26		3,230	3,326,900

			11,932,218

Textiles, Apparel & Luxury Goods — 0.1%
William Carter Co., 5.63%, 03/15/27(d)		932	1,004,230

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(d):
5.25%, 03/15/22		264	273,900
5.25%, 10/01/25		2,866	2,908,990

			3,182,890

Transportation Infrastructure — 0.0%
CMA CGM SA, 6.50%, 07/15/22	EUR	100	96,913
Ferrovial Netherlands BV(5 year EUR Swap + 2.13%), 2.12%(h)(i)		200	212,327
Heathrow Finance PLC, 4.13%, 09/01/29	GBP	215	278,994

			588,234

Utilities — 0.0%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	100	113,414
4.13%, 08/01/25		227	261,554
Vistra Operations Co. LLC, 3.55%, 07/15/24(d)	USD	140	141,259

			516,227

Wireless Telecommunication Services — 3.8%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(d)		1,739	1,646,072
Level 3 Financing, Inc., 4.63%, 09/15/27(d)		809	823,158
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	200	231,929
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)	USD	1,435	1,449,350
SBA Communications Corp., 4.00%, 10/01/22		2,644	2,693,575

16

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Capital Corp.:
6.88%, 11/15/28	USD	4,247	$4,528,449
8.75%, 03/15/32		4,750	5,664,375
Sprint Corp.:
7.88%, 09/15/23		4,484	4,929,597
7.13%, 06/15/24		3,111	3,352,102
7.63%, 02/15/25		1,642	1,798,483
7.63%, 03/01/26		926	1,010,451
T-Mobile USA, Inc.:
4.00%, 04/15/22		591	608,730
6.50%, 01/15/24		2,638	2,730,330
6.38%, 03/01/25		994	1,031,275
6.50%, 01/15/26		1,549	1,657,430
4.50%, 02/01/26		1,674	1,717,942
4.75%, 02/01/28		3,328	3,481,920
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		1,327	1,443,211
VICI Properties LP/VICI Note Co., Inc.(d):
4.25%, 12/01/26		7,313	7,459,260
4.63%, 12/01/29		5,198	5,359,918
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(d)(g)		785	782,617

			54,400,174

Total Corporate Bonds — 118.5% (Cost — $1,659,130,770)			1,700,983,251

Floating Rate Loan Interests(e) — 11.7%

Aerospace & Defense — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.46%, 12/06/25(b)		252	253,986

Security		Par (000)	Value

Aerospace & Defense (continued)
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 04/30/25	USD	327	$322,070

			576,056

Auto Components — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 04/30/26		1,864	1,862,945

Building Products — 0.1%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.93%, 05/05/24		671	662,161

Capital Markets — 0.1%
Jefferies Finance LLC, 2019 Term Loan, (3 mo. LIBOR + 3.75%), 5.56%, 06/03/26		1,113	1,101,154

Chemicals — 0.3%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 01/31/24		3,320	3,277,131
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 05/16/24		479	478,699
Invictus US LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 8.68%, 03/30/26		327	303,253
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.96%, 05/15/24		467	460,633

			4,519,716

Commercial Services & Supplies — 1.0%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.20%, 08/04/25		2,968	2,989,340
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.93%, 09/06/24		1,243	1,178,832
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 05/30/25		1,742	1,722,194
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 4.00%, 09/19/26		325	326,945

17

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.20%, 08/27/25	USD	8,181	$8,186,684

			14,403,995

Construction & Engineering — 0.8%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.29%, 06/21/24		10,429	10,197,355
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 05/23/25		1,798	1,764,067

			11,961,422

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.23%, 04/03/24		1,593	1,560,597

Diversified Consumer Services — 0.6%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 07/12/24		596	595,885
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.27%, 01/15/27		754	733,813
Gol LuxCo SA, 1st Lien Term Loan, (Fixed + 6.50%), 6.50%, 08/31/20		3,885	3,918,994
Uber Technologies, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.76%, 04/04/25		2,852	2,766,343

			8,015,035

Diversified Financial Services — 0.2%
Connect Finco Sarl, Term Loan B, 09/23/26(m)		3,503	3,484,609

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 01/31/25		4,042	4,039,452
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 10/17/26		675	681,331

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telesat Canada, 2019 Term Loan, 11/22/26(b)(m)	USD	360	$359,550

			5,080,333

Energy Equipment & Services — 0.3%
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.45%, 11/08/22(b)		4,819	4,626,240

Food & Staples Retailing — 0.0%
US Foods, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/13/26		431	431,647

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 10/10/23		489	482,856

Gas Utilities — 0.0%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.60%, 07/31/25		292	282,616

Health Care Equipment & Supplies — 0.3%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.10%, 06/15/21		4,259	4,231,290

Health Care Providers & Services — 1.1%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 06/30/25		964	964,205
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 10/10/25		5,623	4,406,707
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.50%, 07/02/25		1,587	1,591,605
Quorum Health Corporation, Term Loan B, (3 mo. LIBOR + 6.75%, 1.00% Floor), 8.68%, 04/29/22		1,271	1,200,817
Sotera Health Holdings LLC:
2017 Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.93%, 05/15/22		3,615	3,590,413
2019 Term Loan, 11/20/26(b)(m)		4,025	4,014,924

			15,768,671

18

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Services — 0.1%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 07/24/26	USD	2,033	$2,022,469

Health Care Technology — 0.3%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.40%, 02/11/26		4,442	4,431,898

Hotels, Restaurants & Leisure — 0.2%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 07/10/25		2,630	2,639,817

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.50%), 4.20%, 08/12/26		456	457,175

Industrial Conglomerates — 0.5%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.93%, 11/30/23(b)		4,907	4,790,525
PSAV Holdings LLC, 2018 2nd Lien Term Loan, 09/01/25(m)		647	608,170
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (2 mo. LIBOR + 5.00%, 1.00% Floor), 6.82%, 11/28/21		1,844	1,839,499

			7,238,194

Insurance — 0.4%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.70%, 05/09/25		323	319,280
Hub International Ltd., 2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 998 - 5.90%, 04/25/25		1,522	1,525,105
Sedgwick Claims Management Services, Inc.:
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.70%, 09/03/26		1,280	1,276,593

Security		Par (000)	Value

Insurance (continued)
Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 12/31/25	USD	2,314	$2,271,496

			5,392,474

Interactive Media & Services — 0.1%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 05/06/24		920	861,821

IT Services — 0.1%
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 10/31/26		928	930,784
Flexential Intermediate Corp.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 08/01/24		878	703,534
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.38%, 08/01/25		420	260,400

			1,894,718

Machinery — 0.4%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 6.70%, 09/21/26		1,218	1,214,955
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.70%, 03/28/25		3,905	3,732,392

			4,947,347

Media — 1.3%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 5.77%, 08/14/26		1,377	1,364,936
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 08/21/26		4,699	4,711,593
Intelsat Jackson Holdings SA:
2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23		559	549,523
2017 Term Loan B4, (6 mo. LIBOR + 4.50%, 1.00% Floor), 6.43%, 01/02/24		1,820	1,804,399
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/02/24		10,040	10,013,028

			18,443,479

19

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil & Gas Equipment & Services — 0.2%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, 10/21/21(m)	USD	2,653	$2,671,382

Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.08%, 12/31/21		2,433	1,406,168
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.21%, 09/27/24		1,339	1,223,196

			2,629,364

Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.00%, 04/29/24		1,147	1,054,002
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.20%, 08/18/22		415	415,249
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.77%, 06/02/25		1,805	1,812,101

			3,281,352

Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 6.70%, 02/06/26		1,366	1,372,830

Road & Rail — 0.1%
Genesee & Wyoming Inc. (New), Term Loan, 11/06/26(m)		883	888,837

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/19/26		648	650,418

Software — 1.4%
Cypress Intermediate Holdings III, Inc.,:
2017 1st Lien Term Loan, 04/29/24(m)		862	856,476
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 8.45%, 1.00% Floor) 04/27/25		212	211,629

Security		Par (000)	Value

Software (continued)
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 10/01/25	USD	7,852	$7,897,768
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 02/01/22		990	991,361
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.16%, 11/01/24		3,635	3,667,429
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 11/29/24		1,543	1,475,219
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.95%, 12/01/25		613	567,333
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 05/30/25		503	492,272
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.14%, 08/01/25		723	711,484
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		666	668,670
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		1,112	1,117,143
Tibco Software, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.78%, 06/30/26(b)		1,161	1,163,993
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 5.45%, 05/04/26		574	576,659

			20,397,436

Specialty Retail — 0.1%
PetSmart, Inc., Term Loan B2, 03/11/22(m)		1,698	1,652,415

Textiles, Apparel & Luxury Goods — 0.2%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.35%, 08/27/26		2,386	2,386,000

Wireless Telecommunication Services — 0.3%
Ligado Networks LLC:
2015 2nd Lien Term Loan, 0.00%, 12/07/20		8,572	1,402,187
PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(g)		3,325	1,968,413

20

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.10%, 09/09/21(b)	USD	1,187	$1,183,638

			4,554,238

Total Floating Rate Loan Interests — 11.7% (Cost — $178,067,522)			167,865,007

		Shares

Investment Companies — 2.6%
iShares iBoxx USD High Yield Corporate Bond ETF(p)		427,751	37,188,672

Total Investment Companies — 2.6% (Cost — $37,189,998)			37,188,672

		Beneficial Interest (000)

Other Interests(n) — 0.0%

Auto Components — 0.0%
Lear Corp. Escrow(b)		1,250	12

Total Other Interests — 0.0% (Cost — $—)			12

		Par (000)

Preferred Securities – 5.9%

Capital Trusts — 5.3%

Auto Components — 0.0%
Volkswagen International Finance NV, Series NC6, 3.38%(h)(i)		200	232,700

Banks — 0.9%
ABN AMRO Bank NV, 5.75%(h)(i)		200	228,275
AIB Group PLC, 5.25%(h)(i)		400	468,754
Allied Irish Banks PLC, 7.38%(h)(i)		210	246,549
Banco Bilbao Vizcaya Argentaria SA, 8.88%(h)(i)		200	242,121
Banco de Sabadell SA, 6.50%(h)(i)		400	453,391
Banco Santander SA, 6.75%(h)(i)		200	240,927
Bankia SA(h)(i):
6.00%		200	229,168
6.38%		200	234,502
CaixaBank SA(h)(i):
5.25%		200	220,052
6.75%		400	488,648
CIT Group, Inc., Series A, 5.80%(h)(i)		1,647	1,684,058
Erste Group Bank AG, 6.50%(h)(i)		200	253,893

Security	Par (000)	Value

Banks (continued)
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 1.93%(e)(i)	200	$152,467
ING Groep NV, 6.75%(h)(i)	200	214,250
Intesa Sanpaolo SpA, 7.75%(h)(i)	200	264,432
National Westminster Bank PLC, Series C, 2.16%(f)(i)	200	170,750
Nordea Bank Abp, 6.63%(h)(i)	200	218,750
Wells Fargo & Co., Series U, 5.88%(h)(i)	5,517	6,128,229

		12,139,216

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(h)(i)	100	115,138

Capital Markets — 0.3%
Goldman Sachs Group, Inc., Series P, 5.00%(h)(i)	712	717,340
Morgan Stanley,(h)(i):
Series H, 5.61%	3,309	3,321,574
Series J, 5.55%	440	447,150
UBS Group Funding Switzerland AG, 5.75%(h)(i)	250	300,268

		4,786,332

Chemicals — 0.0%
Solvay SA, 4.25%(h)(i)	100	120,943

Diversified Financial Services — 3.7%
Bank of America Corp.,(h)(i):
Series AA, 6.10%	8,987	10,007,654
Series DD, 6.30%	815	933,175
Series X, 6.25%	3,534	3,939,774
Series Z, 6.50%	2,650	3,001,125
Credit Agricole SA, 6.50%(h)(i)	200	237,438
Credit Suisse Group AG(d)(h)(i):
6.25%	200	215,828
6.38%	3,145	3,365,150
7.50%	750	816,825
HBOS Capital Funding LP, 6.85%(i)	800	814,600
HSBC Holdings PLC, 6.00%(h)(i)	2,298	2,430,135
JPMorgan Chase & Co.,(h)(i):
Series 1, 5.41%	1,046	1,049,204
Series FF, 5.00%	7,650	7,975,125
Series Q, 5.15%	850	889,295
Series S, 6.75%	5,589	6,294,611
Series U, 6.13%	4,228	4,636,509
Series V, 5.42%	3,075	3,087,300
Series X, 6.10%	640	700,000
Royal Bank of Scotland Group PLC, 8.63%(h)(i)	607	655,184
Societe Generale SA, 8.00%(h)(i)	200	232,750
UniCredit SpA(h)(i):
6.75%	400	469,367
7.50%	200	255,565
9.25%	225	286,225

		52,292,839

21

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 2.00%(h)(i)	300	$329,085
Telefonica Europe BV(h)(i):
2.63%	300	338,969
3.75%	100	116,142
3.88%	100	118,317
4.38%	600	729,667
5.88%	200	256,719

		1,888,899

Electric Utilities — 0.1%
NGG Finance PLC(h):
1.63%, 12/05/79	200	218,156
2.13%, 09/05/82	125	136,025
RWE AG, 2.75%, 04/21/75(h)	200	223,582

		577,763

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	320	373,731

Insurance — 0.0%
Achmea BV, 4.63%(h)(i)	200	222,670
Generali Finance BV, 4.60%(h)(i)	100	121,350

		344,020

Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(d)(i)	400	412,000
SES SA, 4.63%(h)(i)	100	116,083

		528,083

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV(h)(i):
3.38%	100	117,418
4.13%	100	118,842
Repsol International Finance BV, 4.50%, 03/25/75(h)	178	223,754

		460,014

Pharmaceuticals — 0.0%
Bayer AG, 2.38%, 05/12/79(h)	100	110,731

Real Estate Management & Development — 0.0%
Citycon OYJ, 4.50%(h)(i)	100	109,750

Security	Par (000)	Value

Real Estate Management & Development (continued)
TLG Finance Sarl, 3.38%(h)(i)	200	$228,403

		338,153

Utilities — 0.0%
Electricite de France SA(h)(i):
3.00%	200	222,815
4.00%	100	119,407
6.00%	100	142,328

		484,550

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC:
4.20%, 10/03/78(h)	200	246,076
3.10%, 01/03/79(f)	300	344,588

		590,664

Total Capital Trusts — 5.3% (Cost — $71,703,191)		75,383,776

	Shares

Preferred Stocks — 0.2%

Auto Components — 0.2%
UCI International, Inc., 0.00%(b)	109,729	2,496,335

Banks — 0.0%
CF-B L2 (D) LLC, (Aquired 04/08/15, cost $649,293), 0.00%(o)	663,678	425,683

Total Preferred Stocks — 0.2% (Cost — $5,272,976)		2,922,018

Trust Preferred — 0.4%

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 7.69%, 2/15/40(h)	204,809	5,310,697

Total Trust Preferreds — 0.4% (Cost — $5,354,263)		5,310,697

Total Preferred Securities — 5.9% (Cost — $82,330,430)		83,616,491

Total Long-Term Investments — 141.4% (Cost — $2,022,950,237)		2,028,927,937

Options Purchased — 0.0% (Cost — $5,459)		1,532

Total Investments — 141.4% (Cost — $2,022,955,696)		2,028,929,469

Liabilities in Excess of Other Assets — (41.4)%		(593,993,709)

Net Assets — 100.0%		$1,434,935,760

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

22

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

(c)	All or a portion of the security is held by a wholly-owned subsidiary.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	When-issued security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $425,683 representing 0.03% of its net assets as of period end, and an original cost of $649,293.

(p)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 08/31/19	Shares Purchased	Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)(c)	—	—	—	—	$—	$10,228	$—	$—
iShares iBoxx USD High Yield Corporate Bond ETF	—	593,951	(166,200)	427,751	37,188,672	135,377	(229,461)	(1,326)

					$37,188,672	$145,605	$(229,461)	$(1,326)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Trust.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OTC — Over-the-Counter

PIK — Payment-In-Kind

REIT — Real Estate Investment Trust

23

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	3	12/20/19	$122	$6,539
Euro Stoxx 600 Index	6	12/20/19	46	2,325

				8,864

Short Contracts
Euro Bund	3	12/06/19	565	2,697
U.S. Treasury Ultra Bond	2	03/20/20	375	713
Long Gilt Future	5	03/27/20	858	5,039

				8,449

				$17,313

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,005,000	USD	1,507,404	BNP Paribas S.A.	12/04/19	$2,044
EUR	44,552,000	USD	49,007,200	Citibank N.A.	12/04/19	83,106
GBP	3,532,000	USD	4,552,198	Barclays Bank PLC	12/04/19	15,858
USD	656,662	AUD	957,000	State Street Bank and Trust Co.	12/04/19	9,329
USD	90,724	CAD	120,000	BNP Paribas S.A.	12/04/19	383
USD	135,265	CAD	178,000	BNP Paribas S.A.	12/04/19	1,259
USD	667,128	CAD	873,000	Goldman Sachs International	12/04/19	9,897
USD	115,367	CAD	153,000	Morgan Stanley & Co. International PLC	12/04/19	182
USD	76,607	CAD	101,000	State Street Bank and Trust Co.	12/04/19	570
USD	116,116	CAD	153,000	State Street Bank and Trust Co.	12/04/19	931
USD	137,614	CAD	181,000	State Street Bank and Trust Co.	12/04/19	1,350
USD	187,078	CAD	246,000	State Street Bank and Trust Co.	12/04/19	1,879
USD	610,265	EUR	548,000	Bank of America N.A.	12/04/19	6,443
USD	98,666	EUR	89,000	Goldman Sachs International	12/04/19	600
USD	345,220	EUR	312,000	Morgan Stanley & Co. International PLC	12/04/19	1,438
USD	549,025	EUR	496,900	Morgan Stanley & Co. International PLC	12/04/19	1,508
USD	223,951	EUR	202,000	State Street Bank and Trust Co.	12/04/19	1,374
USD	50,746,044	EUR	45,562,000	UBS AG	12/04/19	542,854
USD	649,484	AUD	957,000	National Australia Bank Ltd.	02/05/20	1,083
USD	68,846	CAD	91,000	Citibank N.A.	02/05/20	307
USD	111,740	CAD	148,000	Citibank N.A.	02/05/20	270
USD	119,924	EUR	108,000	Canadian Imperial Bank of Commerce	02/05/20	384

						683,049

AUD	957,000	USD	648,402	National Australia Bank Ltd.	12/04/19	(1,070)

24

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,683,000	USD	1,865,558	UBS AG	12/04/19	$(11,119)
GBP	760,000	USD	984,057	Toronto-Dominion Bank	12/04/19	(1,123)
USD	5,722,200	GBP	4,436,000	State Street Bank and Trust Co.	12/04/19	(15,030)
USD	1,508,079	CAD	2,005,000	BNP Paribas S.A.	02/05/20	(2,037)
USD	49,227,109	EUR	44,552,000	Citibank N.A.	02/05/20	(85,601)
USD	4,562,800	GBP	3,532,000	Barclays Bank PLC	02/05/20	(15,913)

						(131,893)

	Net Unrealized Appreciation					$551,156

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Stoxx 50 Index	27	12/20/19	EUR	3,800.00	EUR	1,000	$1,532

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.31.V1	5.00%	Quarterly	06/20/24	BB-	EUR	671	$92,805	$75,360	$17,445
CDX.NA.HY.33.V1	5.00	Quarterly	12/20/24	B+	USD	26,154	2,281,431	1,758,068	523,363

							$2,374,236	$1,833,428	$540,808

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	EUR	130	$(26,528)	$(30,997)	$4,469
UPC Holding BV	5.00	Quarterly	Bank of America N.A.	06/20/24	EUR	80	(16,325)	(19,539)	3,214

							$(42,853)	$(50,536)	$7,683

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	90	$(14,720)	$(9,245)	$(5,475)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	88	(14,448)	(13,103)	(1,345)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	124	(20,297)	(16,234)	(4,063)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	12/20/23	B	EUR	60	(11,699)	(9,959)	(1,740)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	NR	USD	856	(19,376)	(68,790)	49,414
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	368	(165,323)	724	(166,047)

25

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	332	$(149,150)	$3,285	$(152,435)
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	53	(3,261)	(3,806)	545
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	47	(2,882)	(3,882)	1,000
Telecom Italia SpA	1.00	Quarterly	Goldman Sachs International	06/20/24	BB+	EUR	50	(559)	(4,636)	4,077
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	50	676	(704)	1,380
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	140	1,903	—	1,903
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	NR	USD	1,221	(89,055)	(227,751)	138,696
Tesco PLC	1.00	Quarterly	Barclays Bank PLC	12/20/25	BBB-	EUR	200	(1,991)	(6,121)	4,130
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/26	BB+	EUR	51	(3,217)	(7,620)	4,403
Virgin Media Finance PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B	EUR	100	23,266	25,295	(2,029)
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	BBB-	EUR	290	(15,700)	(28,734)	13,034

								$(485,833)	$(371,281)	$(114,552)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodolgies Committee’s (the “Global Valuation Committee’s) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments. and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

26

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (Continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$19,117,203	$—	$19,117,203
Common Stocks(a)	17,815,415	131,292	2,210,594	20,157,301
Corporate Bonds(a)	192,793	1,691,820,969	8,969,489	1,700,983,251
Floating Rate Loan Interests	—	151,472,151	16,392,856	167,865,007
Investment Companies	37,188,672	—	—	37,188,672
Other Interests	—	—	12	12
Preferred Securities(a)	5,310,697	75,383,776	2,496,335	83,190,808
Options Purchased
Equity Contracts	1,532	—	—	1,532

Subtotal	$60,509,109	$1,937,925,391	$30,069,286	$2,028,503,786

Investments Valued at Net Asset Value (NAV)(b)				425,683

Total				$2,028,929,469

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$767,073	$—	$767,073
Equity contracts	8,864	—	—	8,864
Forward foreign currency contracts	—	683,049	—	683,049
Interest rate contracts	8,449	—	—	8,449
Liabilities:
Credit contracts	—	(333,134)	—	(333,134)
Forward foreign currency contracts	—	(131,893)	—	(131,893)

Total	$17,313	$985,095	$—	$1,002,408

(a)	See above Consolidated Schedule of Investments for values in each industry.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

27

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Corporate High Yield Fund, Inc. (HYT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $593,000,000 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Total
Assets:
Opening Balance, as of August 31, 2019	$2,187,341	$8,973,581	$9,956,568	$12	$2,496,335	$23,613,837
Transfers into Level 3	—	—	4,448,183	—	—	4,448,183
Transfers out of Level 3	—	—	(3,923,850)	—	—	(3,923,850)
Accrued discounts/premiums	—	12,958	8,098	—	—	21,056
Net realized gain (loss)	—	5,590	79	—	—	5,669
Net change in unrealized appreciation (depreciation)(a)	23,253	(17,050)	247,550	—	—	253,753
Purchases	—	—	5,675,345	—	—	5,675,345
Sales	—	(5,590)	(19,117)	—	—	(24,707)

Closing Balance, as of November 30, 2019	$2,210,594	$8,969,489	$16,392,856	$12	$2,496,335	30,069,286

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019(a)	$23,253	$(17,050)	$247,550	$—	$—	$253,753

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

28